Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2023	2022
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at short-term fixed rates
Cash and cash equivalents	1,961	9,360
Financial assets at variable rates
Cash and cash equivalents	6,960	24,348
Non-interest bearing cash balances
Cash and cash equivalents	8,304	8,204

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2023	2022
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	2,027	2,891
Current income tax receivable	2	1
Cash and cash equivalents	10,949	27,924

Financial liabilities
Trade payables	596	727
Lease liabilities	66	132
Accrued expenditure	4,930	1,694